8-K	Oct. 29, 2026
Title Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	THE DAVEY TREE EXPERT COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	000-11917
Entity Tax Identification Number	34-0176110
Entity Address, Address Line One	1500 North Mantua Street
Entity Address, Address Line Two	P.O. Box 5193
Entity Address, City or Town	Kent
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44240
City Area Code	330
Local Phone Number	673-9511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000277638
Amendment Flag	false